SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					12/31/04
FILER
	CIK		0001093694
	CCC		vif$9tkp

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 01/25/05

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	60
Form 13F Information Table Value Total:	$356035 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886101      72412702025SH       sole          2574025      128000
ALLTEL Corp         COM    020039103     10920 185841SH       sole           178636        7205
Abbott Labs         COM    002824100      5065 108581SH       sole           108581           0
Anheuser Busch      COM    035229103      7444 146745SH       sole           146745           0
Automatic Data Proc COM    053015103      6018 135697SH       sole           131867        3830
Bristol Myers SquibbCOM    110122108      5237 204396SH       sole           199581        4815
Burlington ResourcesCOM    122014103      5704 131128SH       sole           125498        5630
CBRL Group          COM    12489V106      4215 100715SH       sole            94145        6570
CNA Financial       COM    126117100      9225 344873SH       sole           330074       14799
Cadbury Schweppes   COM    127209302      9639 255678SH       sole           245558       10120
CenturyTel          COM    156700106      2977  83932SH       sole            76442        7490
Coca Cola           COM    191216100       437  10495SH       sole            10495           0
Comerica            COM    200340107      3058  50120SH       sole            46720        3400
Consolidated Edison COM    209115104      3443  78694SH       sole            72984        5710
Constellation BrandsCOM    21036P108      9536 205040SH       sole           196150        8890
DTE Energy          COM    233331107         9    210SH       sole              210           0
Diagnostic Products COM    252450101      4233  76895SH       sole            71350        5545
Edwards, AG         COM    281760108      6752 156260SH       sole           149830        6430
Erie Indemnity      COM    29530P102      1906  36265SH       sole            33195        3070
Exxon Mobil         COM    30231G102      1730  33747SH       sole            33747           0
Factset Research    COM    303075105     12409 212330SH       sole           204965        7365
Gannett Company     COM    364730101      9204 112658SH       sole           110348        2310
General Dynamics    COM    369550108      3456  33038SH       sole            32078         960
General Mills       COM    370334104     11327 227870SH       sole           220280        7590
Harley-Davidson     COM    412822108      6621 108995SH       sole           106545        2450
Heinz (HJ) Co.      COM    423074103     11285 289436SH       sole           278891       10545
Hillenbrand         COM    431573104      8205 147725SH       sole           141525        6200
Home Depot          COM    437076102      5345 125047SH       sole           120517        4530
Intel Corp          COM    458140100       694  29657SH       sole            29657           0
Investors Financial COM    461915100      5456 109160SH       sole           102940        6220
Kimberly Clark      COM    494368103      7743 117664SH       sole           114924        2740
Lancaster Colony Cp COM    513847103      8044 187635SH       sole           179530        8105
Lilly (eli)         COM    532457108      3985  70225SH       sole            68815        1410
Lockheed Martin     COM    539830109      9597 172761SH       sole           167431        5330
Logitech            COM    541419107      8684 143015SH       sole           137575        5440
Marsh & McLennan    COM    571748102         7    225SH       sole              225           0
Martin Marietta MatlCOM    573284106      1801  33555SH       sole            29935        3620
Microsoft Corp.     COM    594918104      7389 276537SH       sole           270192        6345
Nabors Industries   COM    G6359F103      8051 156962SH       sole           149802        7160
National Fuel Gas   COM    636180101      2002  70631SH       sole            64846        5785
Neenah Paper        COM    640079109        96   2953SH       sole             2875          78
Newell Rubbermaid   COM    651229106     10933 451945SH       sole           434640       17305
Northrop Grumman    COM    666807102      9268 170497SH       sole           164982        5515
NStar               COM    67019E107      6286 115815SH       sole           111065        4750
PartnerRe Ltd       COM    G6852T105     10955 176870SH       sole           170135        6735
Pfizer, Inc         COM    717081103      7069 262900SH       sole           257760        5140
Pharmaceutical HldrsCOM    71712A206       647   8900SH       sole             8200         700
R1000 I Shares      COM    464287598       739  11135SH       sole            10835         300
R Midcap I Shares   COM    464287473      1243  11020SH       sole            11020           0
Royal Dutch PetroleuCOM    780257804      9463 164915SH       sole           161005        3910
SEI Investments     COM    784117103     10362 247135SH       sole           236185       10950
Sensient Tech       COM    81725T100      8790 366400SH       sole           351020       15380
Sherwin Williams    COM    824348106      3608  80840SH       sole            75700        5140
St. Paul Travelers  COM    792860108      6804 183536SH       sole           176551        6985
State Street Corp.  COM    857477103      8291 168795SH       sole           162795        6000
T.Rowe Price        COM    74144T108      4404  70800SH       sole            68405        2395
Torchmark           COM    891027104      6728 117738SH       sole           113228        4510
VF Corporation      COM    918204108     10823 195425SH       sole           187790        7635
Wendy's InternationaCOM    950590109      3142  80035SH       sole            74655        5380
Wyeth               COM    983024100       290   6800SH       sole             6800           0
                                      356,035